Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,425
Depreciation charge	(323)	$ (293)	$ (267)
Impairment charge	0	(6)	(8)
Property, plant and equipment, ending balance	3,711	3,425
Non-cash additions	52	83
Commitments for purchases of property, plant and equipment	186	136
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,917	5,322
Additions	721	562
Disposals and derecognitions	(108)	(122)
Reclassifications for assets placed in service	0	0
Other reclassifications		0
Currency translation effects	(170)	155
Property, plant and equipment, ending balance	6,360	5,917	5,322
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,492)	(2,209)
Depreciation charge	(323)	(293)
Impairment charge		(6)
Disposals and derecognitions	95	74
Other reclassifications		0
Currency translation effects	71	(58)
Property, plant and equipment, ending balance	(2,649)	(2,492)	(2,209)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	35
Property, plant and equipment, ending balance	36	35
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	35	33
Additions	2	2
Disposals and derecognitions	0	0
Reclassifications for assets placed in service	0	0
Other reclassifications		0
Currency translation effects	(1)	0
Property, plant and equipment, ending balance	36	35	33
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation charge	0	0
Impairment charge		0
Disposals and derecognitions	0	0
Other reclassifications		0
Currency translation effects	0	0
Property, plant and equipment, ending balance	0	0	0
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,168
Property, plant and equipment, ending balance	1,185	1,168
Buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,884	1,628
Additions	8	7
Disposals and derecognitions	(7)	(7)
Reclassifications for assets placed in service	146	215
Other reclassifications		11
Currency translation effects	(44)	30
Property, plant and equipment, ending balance	1,987	1,884	1,628
Buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(716)	(618)
Depreciation charge	(107)	(80)
Impairment charge		0
Disposals and derecognitions	5	4
Other reclassifications		(7)
Currency translation effects	16	(15)
Property, plant and equipment, ending balance	(802)	(716)	(618)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	565
Property, plant and equipment, ending balance	789	565
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	573	755
Additions	654	479
Disposals and derecognitions	(8)	(10)
Reclassifications for assets placed in service	(410)	(705)
Other reclassifications		0
Currency translation effects	(19)	54
Property, plant and equipment, ending balance	790	573	755
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(8)	(8)
Depreciation charge	0	0
Impairment charge		0
Disposals and derecognitions	7	0
Other reclassifications		0
Currency translation effects	0	0
Property, plant and equipment, ending balance	(1)	(8)	(8)
Machinery & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,657
Property, plant and equipment, ending balance	1,701	1,657
Machinery & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,425	2,906
Additions	57	74
Disposals and derecognitions	(93)	(105)
Reclassifications for assets placed in service	264	490
Other reclassifications		(11)
Currency translation effects	(106)	71
Property, plant and equipment, ending balance	3,547	3,425	2,906
Machinery & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,768)	(1,583)
Depreciation charge	(216)	(213)
Impairment charge		(6)
Disposals and derecognitions	83	70
Other reclassifications		7
Currency translation effects	55	(43)
Property, plant and equipment, ending balance	$ (1,846)	$ (1,768)	$ (1,583)